FINANCIAL ASSETS AND LIABILITIES - Reconciliation of cash flows from financing activities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows
Proceeds from borrowings, net of fees paid		$ 6,193	$ 1,882	$ 2,052
Repayment of borrowings		(5,948)	(1,816)	$ (4,840)
Non-cash movements
Loss on early debt redemption	$ 124	124
Bank loans and bonds at amortized cost
Reconciliation of cash flows from financing activities
Financing activities at beginning of period		10,702
Cash flows
Proceeds from borrowings, net of fees paid		6,193
Repayment of borrowings		(5,948)
Interest paid		(834)
Non-cash movements
Interest accrued		774
Early redemption premium		168
Foreign currency translation		138
Other non-cash movements		5
Financing activities at end of period		$ 11,198	$ 10,702